Minimum cash and minimum capital (Tables)	12 Months Ended
Dec. 31, 2020
Minimum Cash And Minimum Capital [Abstract]
Table of Minimum Cash

Accounts	December 31, 2020	December 31, 2019
Balances at the BCRA
BCRA – current account - not restricted	85,945,337	146,289,273
BCRA – special guarantee accounts – restricted	4,553,788	3,849,897

	90,499,125	150,139,170

Argentine Treasury Bonds in pesos at fixed rate due May 2022	14,479,133	—
Argentine Treasury Bonds in pesos at fixed rate due Novermber 2020	0	9,938,556
Liquidity Bills – BCRA	89,885,499	45,009,654

TOTAL	194,863,757	205,087,380

Table of Minimum Capital

Minimum capital requirements	December 31, 2020	December 31, 2019
Credit risk	29,522,630	24,504,510
Operational risk	9,025,959	8,712,818
Market risk	246,474	413,483

Total capital	91,762,665	68,056,213

Excess capital	52,967,602	34,425,402